Average Annual Total Returns - LVIP American Global Small Capitalization Fund	Service Class II 1 year	Service Class II 5 years	Service Class II 10 years	MSCI All Country World Small Cap Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World Small Cap Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World Small Cap Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	29.23%	13.98%	9.00%	16.33%	11.39%	8.82%